Fair Value Measurements - Transfers between Level 1 and Level 2 (Details) $ in Millions	Dec. 31, 2019 USD ($) stock	Dec. 31, 2018 USD ($) stock	Dec. 31, 2017 USD ($) stock
Perpetual preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of stocks transferred from Level 2 to Level 1 | stock	0	0	1
Fair value of assets transferred from Level 2 to Level 1 | $	$ 0	$ 0	$ 1
Number of stocks transferred from Level 1 to Level 2 | stock	0	0	1
Fair value of assets transferred from Level 1 to Level 2 | $	$ 0	$ 0	$ 1
Common stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of stocks transferred from Level 2 to Level 1 | stock	2	0	0
Fair value of assets transferred from Level 2 to Level 1 | $	$ 0	$ 0	$ 0
Number of stocks transferred from Level 1 to Level 2 | stock	0	0	0
Fair value of assets transferred from Level 1 to Level 2 | $	$ 0	$ 0	$ 0